Quarterly Holdings Report
for
Fidelity® Minnesota Municipal Income Fund
September 30, 2023
MNF-NPRT3-1123
1.807736.119
Municipal Bonds - 96.0%
	Principal Amount (a)	Value ($)
Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	515,000	515,000
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	335,000	335,000
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44	1,000,000	950,879
TOTAL GUAM		1,800,879
Minnesota - 94.2%
Albany Independent School District #745 (Minnesota School district Cr. Enhancement Prog.) Series 2022 A, 4.125% 2/1/41	1,130,000	1,053,215
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/25	1,015,000	1,018,129
5% 2/1/26	1,220,000	1,223,603
5% 2/1/27	1,285,000	1,288,669
5% 2/1/28	1,345,000	1,348,753
5% 2/1/29	1,415,000	1,418,809
5% 2/1/34	1,800,000	1,804,080
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,019,121
5% 10/1/29	785,000	801,219
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,437,437
5% 2/1/31	3,600,000	3,694,649
City of Ramsey Series 2022 A:
5% 12/15/29	670,000	728,871
5% 12/15/30	665,000	731,635
5% 12/15/31	740,000	824,661
5% 12/15/32	775,000	872,788
5% 12/15/33	565,000	635,386
5% 12/15/34	455,000	508,757
City of Virginia Series 2020 A:
4% 2/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	948,567
4% 2/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	922,319
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/25	565,000	569,099
5% 6/1/26	500,000	506,299
5% 6/1/28	1,000,000	1,021,057
5% 6/1/30	625,000	646,391
5% 6/1/31	700,000	724,182
5% 6/1/33	1,400,000	1,449,124
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,064,342
5% 2/1/31	1,245,000	1,257,345
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	775,329
5% 11/1/25	250,000	251,266
5% 11/1/26	500,000	502,270
5% 11/1/27	920,000	923,696
Dassel Cokato Mischd # 466 (Minnesota School District Cr. Enhancement Prog.) Series 2023 A:
4% 2/1/41	415,000	382,193
4% 2/1/42	750,000	685,215
4% 2/1/43	960,000	871,461
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,152,220
4% 2/1/36	1,360,000	1,366,941
4% 2/1/37	1,200,000	1,198,867
Delano Minn Series 2023 A:
4% 2/1/40	1,060,000	974,498
4% 2/1/41	1,100,000	1,001,432
5% 2/1/39	1,010,000	1,061,037
Dilworth Gen. Oblig. Series 2022 A:
3.5% 2/1/34	455,000	416,316
3.5% 2/1/35	470,000	425,920
3.5% 2/1/36	490,000	435,452
4% 2/1/38	1,030,000	955,760
4% 2/1/40	1,115,000	1,010,884
4% 2/1/42	1,205,000	1,068,990
Dilworth-Glyndon-Felton ISD No. 2164 Series 2020 A, 4% 2/1/34	1,000,000	1,003,685
Duluth Econ. Dev. Auth. Series 2021 A, 4% 7/1/41	930,000	698,451
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
5% 2/15/43	1,500,000	1,469,369
5% 2/15/48	3,000,000	2,873,621
5% 2/15/58	3,125,000	2,927,401
Series 2021 A:
4% 6/15/32	535,000	493,313
4% 6/15/35	550,000	493,461
Series 2022 A:
4% 6/15/37	1,140,000	975,196
4% 6/15/38	400,000	333,512
4% 6/15/39	250,000	205,387
5% 6/15/25	565,000	562,379
5% 6/15/26	360,000	359,295
5% 6/15/28	935,000	937,631
5% 6/15/29	1,035,000	1,036,391
5% 6/15/31	1,220,000	1,221,565
5% 6/15/33	1,170,000	1,171,319
Series 2022 B:
5.25% 6/15/47	2,500,000	2,322,694
5.25% 6/15/52	1,250,000	1,134,257
Duluth Independent School District #709 Ctfs. of Prtn.:
Series 2019 B:
5% 2/1/25	375,000	379,720
5% 2/1/27	370,000	381,838
Series 2021 B, 3% 3/1/32	540,000	471,655
Eden Prairie Independent School District Series 2023 A:
4% 2/1/35	1,050,000	1,064,609
4% 2/1/36	915,000	918,443
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	2,625,782
Series 2020 A, 4% 2/1/31	2,120,000	2,161,470
Gibbon Minnesota Independent School District #2 Series 2023 A:
5% 2/1/39	1,000,000	1,038,340
5% 2/1/40	1,000,000	1,036,720
Hawley Independent School District #150 Series 2023 A:
5% 2/1/37	535,000	561,203
5% 2/1/38	400,000	416,122
5% 2/1/39	620,000	642,801
5% 2/1/40	650,000	670,191
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	5,385,609
5% 12/1/40	7,200,000	7,360,261
Series 2016 B, 5% 12/1/31	1,155,000	1,199,760
Series 2017 C, 5% 12/1/33	3,075,000	3,190,444
Series 2019 B, 5% 12/15/39	3,725,000	3,896,246
Series 2020 C, 5% 12/15/37	2,500,000	2,640,110
Itasca County (Minnesota County Cr. Enhancement Prog.) Series 2020 B, 2% 2/1/35	600,000	438,811
Lake Elmo Minn Series 2021 A:
2% 2/1/35	1,185,000	901,815
2% 2/1/36	1,205,000	887,800
Le Sueur-Henderson ISD No. 2397 (Minnesota School District Cr. Enhancement Prog.) Series 2022 A, 4.5% 2/1/42	2,495,000	2,450,066
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,100,984
5% 9/1/25	215,000	216,825
5% 9/1/28	695,000	700,779
5% 9/1/30	1,500,000	1,510,885
5% 9/1/31	1,300,000	1,308,198
5% 9/1/32	1,000,000	1,004,464
Series 2017:
5% 5/1/26	1,355,000	1,367,030
5% 5/1/27	1,400,000	1,419,998
5% 5/1/28	2,915,000	2,957,034
5% 5/1/29	1,000,000	1,013,352
5% 5/1/30	900,000	911,845
5% 5/1/31	580,000	586,631
5% 5/1/32	500,000	504,048
Maple River Independent School District No. 2135 Series 2020 A, 4% 2/1/45	2,750,000	2,468,045
Metropolitan Council Gen. Oblig. Rev. Series 2020 B, 2.125% 3/1/36	1,000,000	751,981
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2016 A:
5% 1/1/30	4,275,000	4,425,374
5% 1/1/31	2,375,000	2,454,667
5% 1/1/32	2,900,000	2,997,096
Series 2016 C, 5% 1/1/46	4,770,000	4,774,058
Series 2016 D:
5% 1/1/27 (b)	350,000	355,703
5% 1/1/28 (b)	430,000	437,480
5% 1/1/29 (b)	225,000	229,184
5% 1/1/30 (b)	480,000	487,359
5% 1/1/31 (b)	200,000	203,049
5% 1/1/32 (b)	200,000	203,037
5% 1/1/33 (b)	220,000	223,328
5% 1/1/34 (b)	225,000	228,334
5% 1/1/35 (b)	225,000	228,013
5% 1/1/36 (b)	220,000	222,248
5% 1/1/37 (b)	250,000	251,512
5% 1/1/41 (b)	725,000	715,669
Series 2022 B:
4.25% 1/1/42 (b)	1,780,000	1,618,640
5% 1/1/47 (b)	1,600,000	1,586,490
Series 2023 A, 5% 1/1/35 (c)	900,000	972,596
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	850,000	857,022
5% 11/15/32	2,200,000	2,216,957
Series 2018 A:
5% 11/15/34	3,350,000	3,410,730
5% 11/15/35	2,500,000	2,528,288
5% 11/15/36	2,500,000	2,512,544
5% 11/15/49	4,935,000	4,775,247
Series 2021:
4% 11/15/36	5,410,000	5,119,272
4% 11/15/37	2,780,000	2,608,798
4% 11/15/38	1,785,000	1,656,310
4% 11/15/39	1,265,000	1,160,627
4% 11/15/40	6,000,000	5,451,000
Minneapolis Spl. School District:
(MN School District Cr. Enhancement Prog.):
Series 2018 A, 5% 2/1/33	1,000,000	1,052,385
Series 2018 B, 5% 2/1/33	3,190,000	3,357,109
Series 2017 A, 4% 2/1/33	1,415,000	1,423,975
Series 2017 B:
4% 2/1/33	2,595,000	2,611,459
4% 2/1/34	2,595,000	2,603,315
Series 2020 B, 4% 2/1/36	1,745,000	1,728,217
Series 2020 C, 4% 2/1/38	1,665,000	1,571,499
Series 2021 B:
5% 2/1/41	1,180,000	1,241,274
5% 2/1/42	1,235,000	1,296,441
Series 2021 C:
5% 2/1/40	1,585,000	1,674,705
5% 2/1/41	1,660,000	1,746,200
5% 2/1/42	1,745,000	1,831,813
Series 2022 B:
5% 2/1/34	850,000	933,164
5% 2/1/41	1,195,000	1,259,006
5% 2/1/42	1,255,000	1,320,077
5% 2/1/43	1,320,000	1,385,671
Minnesota Armory Bldg. Commission Series 2021 A, 3% 6/1/38	1,900,000	1,526,113
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,445,568
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/33	1,900,000	1,932,552
Series 2018 B, 4% 8/1/35	5,270,000	5,325,026
Series 2019 A, 5% 8/1/35	5,030,000	5,376,868
Series 2020 A:
5% 8/1/35	6,000,000	6,476,392
5% 8/1/37	6,000,000	6,378,780
5% 8/1/40	2,500,000	2,624,504
Series 2021 A:
4% 9/1/39	2,645,000	2,555,721
4% 9/1/41	10,000,000	9,239,076
Series 2021 B, 4% 9/1/32	2,000,000	2,042,398
Series 2022 A, 5% 8/1/41	1,530,000	1,630,528
Minnesota Higher Ed. Facilities Auth. Rev.:
(Univ. of St Thomas) Series 2017 A, 5% 10/1/29	760,000	787,683
Series 2016 A, 5% 5/1/46	3,610,000	3,060,024
Series 2017 A, 4% 10/1/35	800,000	764,680
Series 2017:
5% 3/1/31	1,000,000	1,034,713
5% 10/1/31	590,000	609,394
5% 3/1/34	530,000	547,218
5% 10/1/34	440,000	453,545
5% 10/1/35	555,000	569,739
Series 2018 A:
5% 10/1/34	1,155,000	1,176,668
5% 10/1/35	500,000	505,950
5% 10/1/45	3,650,000	3,407,113
Series 2019:
3% 12/1/23	100,000	99,621
4% 12/1/24	100,000	98,631
4% 12/1/25	180,000	176,474
4% 12/1/26	190,000	184,967
4% 12/1/27	195,000	188,519
4% 12/1/28	240,000	230,391
4% 12/1/29	285,000	270,984
4% 12/1/30	200,000	188,334
4% 12/1/31	450,000	419,850
4% 12/1/32	690,000	637,769
4% 12/1/33	750,000	686,336
4% 12/1/34	225,000	203,743
5% 10/1/29	400,000	422,575
5% 10/1/40	1,000,000	1,008,613
Series 2021:
3% 3/1/40	365,000	280,881
3% 3/1/43	325,000	235,553
4% 3/1/24	205,000	204,996
4% 10/1/24	440,000	438,187
4% 3/1/25	175,000	175,122
4% 10/1/25	585,000	582,111
4% 3/1/26	100,000	100,254
4% 10/1/26	600,000	598,262
4% 10/1/28	675,000	674,264
4% 10/1/29	460,000	457,965
4% 3/1/30	150,000	151,644
4% 3/1/31	250,000	253,553
4% 3/1/32	140,000	141,227
4% 3/1/33	390,000	391,864
4% 3/1/34	150,000	150,272
4% 3/1/35	125,000	125,006
4% 3/1/36	125,000	123,884
4% 3/1/37	100,000	97,351
4% 10/1/46	2,750,000	2,356,884
4% 10/1/50	1,000,000	838,176
Series 2022 A:
5% 10/1/47	1,000,000	991,475
5% 10/1/52	1,000,000	979,463
Series 2023, 5% 3/1/45	5,645,000	5,856,554
Series Eight-G, 5% 12/1/31	1,000,000	1,015,488
Series Eight-J, 5% 3/1/27	500,000	506,039
Series Eight-L:
5% 4/1/28	920,000	943,118
5% 4/1/29	1,005,000	1,031,893
5% 4/1/35	500,000	512,443
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	766,790	672,688
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	1,666,024	1,368,847
Series 2015 A:
5% 8/1/29	1,000,000	1,005,027
5% 8/1/30	1,000,000	1,005,223
5% 8/1/31	1,000,000	1,004,221
5% 8/1/32	1,000,000	1,003,965
5% 8/1/33	1,000,000	1,003,607
Series 2016 B, 3.5% 7/1/46	2,235,000	2,187,325
Series 2019 B, 4.25% 7/1/49	2,660,000	2,609,393
Series 2020 G, 3% 1/1/51	1,190,000	1,127,252
Series 2021 D, 3% 1/1/52	1,705,000	1,604,114
Series 2021 H, 3% 7/1/52	1,165,000	1,093,636
Series 2021, 3% 7/1/51	3,335,000	3,145,918
Series 2022 M, 6% 1/1/53	2,470,000	2,579,930
Series 2023 B, 5.75% 7/1/53	3,000,000	3,106,969
Series 2023, 6% 7/1/53 (c)	1,000,000	1,052,123
Series B:
3.5% 7/1/50	7,320,000	7,032,918
4% 8/1/36	2,000,000	1,938,398
Series E, 3.5% 7/1/50	3,610,000	3,467,898
Series I, 3% 1/1/51	4,115,000	3,892,654
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (d)	7,000,000	6,804,315
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014:
5% 10/1/27	750,000	757,765
5% 10/1/30	1,000,000	1,009,866
Series 2016:
4% 10/1/41	1,000,000	901,666
5% 10/1/32	1,500,000	1,539,637
5% 10/1/33	400,000	410,229
5% 10/1/35	400,000	408,082
5% 10/1/36	1,000,000	1,016,831
5% 10/1/47	2,000,000	2,011,365
Minnesota Office of Higher Ed. Series2023, 5% 11/1/33 (b)	3,600,000	3,686,798
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,925,000	1,930,253
Moorhead ISD No. 152 Series 2020 A, 4% 2/1/31	2,015,000	2,039,861
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	2,000,000	1,773,326
3.55% 2/1/38	2,000,000	1,757,125
Nashwauk Keewatin Independent School District # 319 Gen. Oblig. Series 2022 A:
4% 2/1/35	200,000	200,999
4% 2/1/36	1,000,000	998,693
North St. Paul Maplewood-Oakdale Indpendent School District:
(Minnesota School District Cr. Enhancement Prog.) Series 2019 B, 3% 2/1/42	3,090,000	2,312,267
(MN School District Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,151,602
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/24	650,000	650,365
5% 1/1/25	975,000	975,653
5% 1/1/31	1,740,000	1,740,972
Series 2016:
5% 1/1/28	500,000	511,108
5% 1/1/29	920,000	941,233
5% 1/1/30	520,000	531,889
5% 1/1/31	350,000	357,926
Series 2017:
5% 1/1/31	400,000	412,862
5% 1/1/33	475,000	488,903
5% 1/1/35	520,000	534,940
Red Rock Central Independent School District Series 2022 A, 2.375% 2/1/45	1,310,000	829,193
Robbinsdale Independent School District 281 (MN School District Cr. Enhancement Prog.) Series 2019 B, 5% 2/1/30	955,000	1,009,727
Rochester Elec. Util. Rev. Series 2017 A:
5% 12/1/42	1,100,000	1,108,878
5% 12/1/47	1,000,000	1,004,573
Rochester Gen. Oblig. Series 2020 C, 1.75% 2/1/35	1,215,000	897,686
Rochester Health Care Facilities Rev.:
Series 2016 B:
5% 11/15/31	3,750,000	4,094,625
5% 11/15/33	300,000	331,111
5% 11/15/35	4,000,000	4,422,656
Series 2018, 4% 11/15/48	3,400,000	2,946,656
Series 2022:
4% 11/15/39	2,670,000	2,505,671
5% 11/15/57	3,500,000	3,562,268
Roseville Independent School District Series 2021 A:
5% 4/1/27	850,000	861,079
5% 4/1/28	1,100,000	1,122,053
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,050,000	5,245,325
(MN School District Cr. Enhancement Prog.) Series 2018 A, 5% 2/1/29	5,180,000	5,388,061
Saint Cloud Health Care Rev.:
Series 2016 A:
5% 5/1/29	1,125,000	1,145,974
5% 5/1/30	1,000,000	1,018,502
5% 5/1/31	1,000,000	1,017,605
5% 5/1/46	5,000,000	4,834,732
Series 2019, 5% 5/1/48	6,000,000	5,847,238
Saint Paul Port Auth. District Series 2021 1:
3% 10/1/26	100,000	95,552
3% 10/1/34	285,000	241,144
4% 10/1/41	500,000	424,455
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,011,081
5% 11/1/28	1,000,000	1,010,027
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2.5% 2/1/39	2,925,000	2,137,141
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/24	1,000,000	1,005,117
5% 9/1/25	1,345,000	1,351,134
5% 9/1/26	1,575,000	1,582,269
5% 9/1/28	1,000,000	1,004,475
5% 9/1/34	1,065,000	1,066,055
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (d)(e)	2,900,000	2,834,711
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,320,000	3,015,300
Series 2015 A:
5% 1/1/34	1,695,000	1,730,461
5% 1/1/36	1,000,000	1,018,124
Series 2019 A, 5% 1/1/34	1,230,000	1,320,895
St Paul Independent School District (Minnesota School District Cr. Enhancement Prog.) Series 2022 E, 4% 2/1/40	1,575,000	1,464,285
St Paul Minn Wtr. Rev. Series 2023 A, 4% 12/1/47	1,000,000	902,883
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) Series 2017 A, 5% 11/15/47	4,395,000	4,256,164
Series 2015 A:
5% 7/1/29	5,000,000	5,045,812
5% 7/1/30	5,015,000	5,056,365
Series 2017 A:
5% 11/15/28	460,000	467,574
5% 11/15/30	650,000	660,415
5% 11/15/31	845,000	858,472
5% 11/15/33	3,410,000	3,463,296
5% 11/15/34	665,000	675,157
Univ. of Minnesota Gen. Oblig.:
Series 2017 A:
5% 9/1/33	5,025,000	5,256,454
5% 9/1/37	3,880,000	3,996,909
5% 9/1/39	1,000,000	1,023,993
Series 2017 B, 5% 12/1/32	2,000,000	2,099,096
Series 2019 A, 5% 4/1/44	5,000,000	5,164,162
Series 2020 A:
5% 11/1/31	1,070,000	1,163,513
5% 11/1/33	1,015,000	1,104,617
5% 11/1/45	6,050,000	6,257,602
Warren / Alvarado / Oslo Minni Series 2023 A:
3.75% 2/1/42	1,030,000	884,583
3.75% 2/1/43	845,000	722,219
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	447,974
5% 8/1/54	1,000,000	877,896
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	2,000,000	1,810,793
3.65% 2/1/38	2,000,000	1,768,751
4% 2/1/41	2,400,000	2,225,239
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2015 A, 5% 1/1/31	1,820,000	1,862,883
Series 2018 A, 5% 1/1/49	2,000,000	2,030,481
White Bear Lake Independent School District #624 Gen. Oblig.:
Series 2020 A, 3% 2/1/31	930,000	862,250
Series 2022 A, 4% 2/1/32	4,795,000	4,894,345
Wright County Ctfs. of Prtn. Series 2019 A, 5% 12/1/31	1,000,000	1,074,243
TOTAL MINNESOTA		513,365,644
Puerto Rico - 1.5%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,705,673	1,005,266
5.625% 7/1/27	190,000	194,971
5.625% 7/1/29	595,000	614,818
5.75% 7/1/31	1,420,000	1,482,936
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,225,000	1,277,616
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	105,000	91,710
4% 7/1/41	85,000	70,643
5% 7/1/27	530,000	539,531
5% 7/1/30	565,000	582,690
5% 7/1/32	380,000	392,526
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	2,080,000	1,862,980
TOTAL PUERTO RICO		8,115,687
TOTAL MUNICIPAL BONDS (Cost $567,493,824)		523,282,210

Municipal Notes - 2.9%
	Principal Amount (a)	Value ($)
Minnesota - 2.9%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 4.1% 10/2/23, LOC Wells Fargo Bank NA, VRDN (d) (Cost $16,189,993)	16,190,000	16,189,996

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $583,683,817)	539,472,206
NET OTHER ASSETS (LIABILITIES) - 1.1%	5,750,987
NET ASSETS - 100.0%	545,223,193

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,834,711 or 0.5% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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